Short-Term Debt (Details) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Apr. 30, 2026	Mar. 31, 2026	Apr. 30, 2025	Feb. 28, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2025
Short-Term Debt [Line Items]
Principal amount					$ 440,000
Conversion of stock		13,118,276
Amortization of debt discount							$ 540,000	$ 11,000	$ 668,000	$ 11,000	$ 1,500	$ 1,300
Unsecured promissory note amount											$ 22,700,000
Warrant purchase shares		3,230,558					3,230,558		3,230,558
Warrant purchase shares		3,230,558					3,230,558		3,230,558
Fair value									$ (72,000)	(7,000)
Gain on change in fair value of preferred stock warrants							$ 0	0	72,000	7,000
Liabilities		$ 99,000					$ 99,000		$ 99,000
Financing Agreements One [Member]
Short-Term Debt [Line Items]
Principal amount				$ 62,000
Bear interest rate				8.20%
Financing Agreements Two [Member]
Short-Term Debt [Line Items]
Principal amount				$ 44,000
Bear interest rate				8.30%
Promissory Notes [Member]
Short-Term Debt [Line Items]
Exercise price per share	$ 0.02		$ 0.02
Warrant purchase shares		60,168					60,168		60,168
Warrant purchase shares		60,168					60,168		60,168
Fair value				$ 175,000
Legacy Ionetix [Member]
Short-Term Debt [Line Items]
Exercise price per share				$ 0.01
Warrant purchase shares		300,000					300,000		300,000
Warrant purchase shares		300,000					300,000		300,000
2023 Term Loan [Member]
Short-Term Debt [Line Items]
Principal amount						$ 5,500,000
Bear interest rate						17.00%
Amortization of debt discount							$ 92,000	$ 322,000	$ 447,000	$ 612,000
March 1, 2027 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate				11.00%
Unsecured promissory note amount				$ 330,000
Debt Instrument, Maturity Date				Mar. 01, 2027
March 12, 2027 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount				$ 200,000
Bear interest rate				11.00%
Debt Instrument, Maturity Date				Mar. 12, 2027
April 24, 2026 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount				$ 375,000
Bear interest rate				15.00%
Debt Instrument, Maturity Date				Apr. 24, 2026
April 30, 2026 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate				15.00%
Unsecured promissory note amount				$ 150,000
April 29, 2026 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate									11.00%
Common Stock [Member]
Short-Term Debt [Line Items]
Warrant purchase shares											500,000
Warrant purchase shares											500,000
Warrant conversion	55,154
Common Stock [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Exercise price per share				$ 0.01
Conversion of stock			150,420
Warrant purchase shares				120,000
Warrant purchase shares				120,000
Preferred Stock [Member]
Short-Term Debt [Line Items]
Number of warrant exercised											110,000		110,000
Warrant [Member]
Short-Term Debt [Line Items]
Exercise price per share		$ 1.4					$ 1.4		$ 1.4
Warrant purchase shares		55,154					55,154		55,154
Warrant purchase shares		55,154					55,154		55,154
Warrant [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Fair value				$ 430,000
Warrant [Member] | 2023 Term Loan [Member]
Short-Term Debt [Line Items]
Warrant purchase shares		220,000					220,000		220,000
Warrant purchase shares		220,000					220,000		220,000
Warrant [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrant purchase shares		1,250,000					1,250,000		1,250,000
Warrant purchase shares		1,250,000					1,250,000		1,250,000
Common Stock Warrants [Member]
Short-Term Debt [Line Items]
Exercise price per share											$ 0.01
Warrant purchase shares													750,000
Warrant purchase shares													750,000
Fair value									$ 2,400,000